RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Detail)	12 Months Ended							12 Months Ended
	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 USD ($)	Dec. 31, 2014 Monthly Payment [Member] CNY	Dec. 31, 2013 Monthly Payment [Member] CNY	Dec. 31, 2012 Monthly Payment [Member] CNY	Dec. 31, 2014 Neptunes Group and its Affiliates [Member] CNY	Dec. 31, 2013 Neptunes Group and its Affiliates [Member] CNY	Dec. 31, 2012 Neptunes Group and its Affiliates [Member] CNY	Dec. 31, 2014 Neptunes Group and its Affiliates [Member] Trade Accounts Receivable [Member] CNY		Dec. 31, 2013 Neptunes Group and its Affiliates [Member] Trade Accounts Receivable [Member] CNY		Dec. 31, 2014 Neptunes Group and its Affiliates [Member] VAT for the above sales of merchandise [Member] CNY	Dec. 31, 2013 Neptunes Group and its Affiliates [Member] VAT for the above sales of merchandise [Member] CNY
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement											15 to 90 days
Sales to related parties	2,644,000	[1]	2,490,000	[1]	5,454,000	[1]					2,644,000	2,490,000	5,454,000
Accounts receivable related parties current														2,979,000	[1]	335,000	[1]	387,000	44,000
Amounts due from related parties	3,366,000	[2]	379,000	[2]			543,000				3,366,000	379,000
Lease of property from a related party	1,082,000	[3]	1,082,000	[3]	1,082,000	[3]		90,000	90,000	90,000
Related party lease agreement expiration date											2015-10
Related party lease agreement renewal date											Nov. 01, 2013
Disposal of subsidiary to related party	13,901,000
Percentage of purchases from major suppliers	For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

[1]	In the normal course of business, the Group sold merchandise to the following related parties as follows:
[2]	The amounts due from related parties represent the following:
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement was renewed in November 1, 2013 and will expire in October 2015.